UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

2/28/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 154.5%
Airport and Port Revenue – 0.2%
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	$250,000	$223,790

General Obligations - General Purpose – 4.6%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,102,040
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,708,157
Highlands Ranch, CO, Metropolitan District, FSA, 6.5%, 2011	650,000	723,821
Highlands Ranch, CO, Metropolitan District, ETM, FSA, 6.5%, 2011 (c)	725,000	811,174
State of California, 5.75%, 2019	70,000	70,672

		$4,415,864

General Obligations - Improvement – 1.8%
St. Clair County, IL, Public Building Capital Appreciation, “B”, FGIC, 0%, 2013	$2,000,000	$1,750,500

General Obligations - Schools – 7.3%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$230,000	$61,553
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	235,000	58,494
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	470,000	109,717
Frenship, TX, Independent School District, FSA, 5%, 2033	1,000,000	974,090
Los Angeles, CA, Unified School District, “D”, 5%, 2034	140,000	133,300
Modesto, CA, High School District (Stanislaus County), “A”, FGIC, 0%, 2019	1,350,000	833,261
Pomona, CA, Unified School District, “A”, MBIA, 6.45%, 2022	1,000,000	1,062,430
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	562,330
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,079,320
West Contra Costa, CA, Unified School District, “B”, MBIA, 6%, 2024	250,000	272,940
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,810,186

		$6,957,621

Healthcare Revenue - Hospitals – 29.2%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$223,580
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5.5%, 2038	535,000	495,169
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	485,000	294,041
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	125,000	100,394
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	120,000	100,288
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	144,434
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	200,000	201,476
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	335,000	294,622
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	345,776
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	360,000	316,278
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	490,000	470,670
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	195,000	172,378
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	175,000	153,092
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	370,000	324,213
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	216,525
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	264,080

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	$850,000	$741,056
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	440,000	477,066
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	60,000	64,512
Illinois Development Finance Authority Hospital Rev. (Adventist Health Systems Sunbelt Obligatory), 5.5%, 2009 (c)	900,000	939,465
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	451,813
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	470,000	361,345
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	340,548
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	531,115
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	225,000	207,119
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	845,000	646,755
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	281,061
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	515,000	467,841
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	124,181
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	845,000	607,487
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	253,536
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	85,297
Knox County, TN, Health Educational & Housing Facilities, Board Rev. (University Health Systems, Inc.), 5.25%, 2036	330,000	244,464
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	218,826
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	380,000	284,191
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	255,000	248,584
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	287,845
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	31,570
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	30,596
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	177,706
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	365,000	352,824
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	240,243
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	250,000	270,745
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	72,297
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	82,046
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	430,000	413,467
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	111,791
Massachusetts Health & Educational Facilities Authority Rev., Unrefunded (South Shore Hospital), “F”, 5.75%, 2029	370,000	323,883

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	$440,000	$507,760
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	45,779
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	207,768
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	313,466
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	114,974
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	166,797
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	95,795
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	200,000	171,936
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	110,000	77,311
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	100,000	82,454
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	115,000	93,060
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	171,401
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, 6.25%, 2013 (c)	1,740,000	2,008,169
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2009 (c)	5,000	5,200
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2026	170,000	156,281
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	395,000	284,605
Philadelphia, PA, Hospitals & Higher Educational Facilities Rev. (Temple University), “A”, 6.625%, 2023	335,000	296,341
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	491,641
Ross County, OH, Hospital Rev. (Adena Health System), 5.75%, 2035	325,000	291,489
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	244,288
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	500,000	341,705
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	475,702
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	285,000	201,113
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	110,000	124,746
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	362,419
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	380,000	348,935
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	695,610
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligations Group), 5.25%, 2023	325,000	275,867
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	615,000	454,214
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	942,000
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	83,040

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	$1,000,000	$483,630
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	85,000	78,010
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	183,666
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	150,689
University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems), 5.625%, 2012 (c)	500,000	562,815
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	700,000	696,311
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	570,000	450,534
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	208,287
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	152,964
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	347,528
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	695,000	427,738

		$27,962,329

Healthcare Revenue - Long Term Care – 6.8%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$500,000	$371,580
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	364,150
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	606,960
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	455,275
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	720,000	600,862
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	250,000	173,653
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	270,000	161,625
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	435,000	322,361
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	359,020
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	286,588
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	199,668
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	175,678
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	440,000	344,344
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	279,304
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	175,000	182,609
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	200,000	178,394
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	124,692
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	177,840
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	221,910
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	65,326
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	211,265

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	$150,000	$113,043
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	147,688
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	500,000	352,720

		$6,476,555

Healthcare Revenue - Other – 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$299,893

Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$170,548

Industrial Revenue - Airlines – 0.1%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$105,000	$44,882
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	105,000	45,526

		$90,408

Industrial Revenue - Chemicals – 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$500,000	$314,680

Industrial Revenue - Environmental Services – 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	$335,000	$276,626
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	650,000	557,811

		$834,437

Industrial Revenue - Other – 2.4%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$200,000	$168,220
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	218,995
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	330,000	248,457
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	213,615
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	187,188
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	367,680
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	926,860

		$2,331,015

Industrial Revenue - Paper – 1.1%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$314,416
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	500,000	363,045
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	160,765
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	201,149

		$1,039,375

Miscellaneous Revenue - Entertainment & Tourism – 1.0%
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	$100,000	$92,265
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	360,000	326,624

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	$350,000	$229,898
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (b)	220,000	220
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	65,000	69,060
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	45,000	47,604
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	195,000	206,593

		$972,264

Miscellaneous Revenue - Other – 2.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2019	$190,000	$156,695
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2020	155,000	124,205
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	90,000	64,456
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	456,658
District of Columbia Rev. (Smithsonian Institution), 5%, 2028	1,000,000	999,970
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	553,296
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	440,000	306,464
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	85,000	64,821

		$2,726,565

Multi-Family Housing Revenue – 6.4%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$426,410
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	365,000	291,011
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	456,820
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2050 (a)(n)	500,000	506,540
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	245,000	200,503
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	437,835
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	374,263	280,611
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	455,000	434,338
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	250,000	226,635
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	167,800
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (a)(z)	1,000,000	710,060
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	409,005
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	208,815
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	467,715
Tacoma, WA, Housing Authority Multi-Family Rev. (HSG-GNMA Collateral Mortgage Loans Redwood), GNMA, 5.05%, 2037	1,040,000	915,470

		$6,139,568

Sales & Excise Tax Revenue – 1.6%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$166,775
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	367,941
Tampa Bay, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), MBIA, 5.75%, 2025	1,000,000	1,019,390

		$1,554,106

Single Family Housing - Local – 0.9%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$15,000	$15,187
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	474,198	393,968

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	$500,000	$464,730

		$873,885

Single Family Housing - State – 2.7%
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	$40,000	$40,866
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	452,870
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	840,000	726,852
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	470,000	457,334
Tennessee Housing Development Agency (Homeownership Program 2007), 4.65%, 2027	1,000,000	852,180

		$2,530,102

Solid Waste Revenue – 2.3%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$1,000,000	$992,050
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,192,150

		$2,184,200

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$82,937
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	77,517

		$160,454

State & Local Agencies – 18.6%
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	$355,000	$389,620
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Bal Community Center), 5%, 2014 (j)	245,000	268,892
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	466,085
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	246,253
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	564,290
Hibbing, MN, Economic Development Authority Rev. (Public Project Hibbing Lease Obligations), 6.4%, 2012	260,000	245,653
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,239,503
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	509,064
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	290,042
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2021	2,135,000	1,108,876
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	35,000	34,975
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,771,550
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,111,990
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	279,104
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	495,800
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	183,486
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, FSA, 5.5%, 2019	1,750,000	2,022,475
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	557,990

		$17,785,648

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 2.0%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$550,000	$517,044
Nebhelp, Inc., Nebraska Rev. Jr., “A-6”, MBIA, 6.45%, 2018	1,500,000	1,425,435

		$1,942,479

Tax - Other – 3.9%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$420,955
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015	1,000,000	1,028,060
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	385,000	285,951
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026 (f)	1,960,000	1,980,933

		$3,715,899

Tax Assessment – 4.4%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$355,000	$313,053
Celebration Community Development District, FL, “A”, 6.4%, 2034	230,000	200,367
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	504,513
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	245,000	216,061
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	405,000	294,706
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	140,000	87,086
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	243,804
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	519,627
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	149,456
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	180,000	107,964
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	745,000	465,923
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	105,000	69,272
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	470,000	264,243
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	150,000	90,165
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	61,275
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	134,338
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	495,000	281,259
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (b)	490,000	222,249

		$4,225,361

Tobacco – 4.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	$250,000	$237,193
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	480,000	302,923
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,405,000	792,490
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	635,000	395,332
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	700,000	771,379
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	250,000	14,905
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	190,839
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,380,000	809,577
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	400,000	437,332
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	54,599

		$4,006,569

Toll Roads – 1.9%
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	$495,000	$534,224

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	$2,000,000	$1,322,040

		$1,856,264

Transportation - Special Tax – 1.3%
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,285,940

Universities - Colleges – 29.4%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$146,439
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	277,564
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	547,102
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	83,857
California State University Rev., “A”, AMBAC, 5%, 2026	960,000	962,966
Chicago, IL, State University Rev. Auxiliary Facilities Systems, MBIA, 5.5%, 2023	1,085,000	1,213,377
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	1,430,000	662,190
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	113,272
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	54,168
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	280,000	268,834
Harrisburg, PA, Harrisburg University of Science, “A”, 5.4%, 2016	100,000	94,690
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	245,582
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	237,341
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	210,002
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	176,998
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	76,946
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	74,480
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	364,657
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	231,908
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,827,331
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	124,135
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	351,951
Missouri Health & Educational Facilities Authority Rev. (Central Institute for the Deaf), RADIAN, 5.85%, 2010 (c)	600,000	623,484
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,166,200
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	77,053
Tulsa, OK, Tulsa Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	548,445
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	589,815
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,297,020
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	210,000	219,643
University of Southern Mississippi Educational Building Corp. (Campus Facilities Project), 5.25%, 2032	225,000	220,536
University of Southern Mississippi Educational Building Corp. (Campus Facilities Project), 5.375%, 2036	65,000	64,036

		$28,152,022

Universities - Dormitories – 0.6%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$500,000	$300,800

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	$220,000	$159,533
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	130,000	90,570

		$550,903

Universities - Secondary Schools – 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Charter School), 5.625%, 2040	$230,000	$167,619

Utilities - Cogeneration – 1.1%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$375,000	$298,744
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	286,019
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	420,926

		$1,005,689

Utilities - Investor Owned – 8.8%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), “A”, 7.7%, 2033	$250,000	$109,408
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	100,000	68,422
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	118,049
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	250,000	174,950
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	250,000	177,485
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (a)	250,000	235,405
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	1,523,820
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, MBIA, 5.55%, 2029	3,000,000	2,438,700
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	849,710
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	192,420
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), MBIA, 5.4%, 2017	2,500,000	2,509,925

		$8,398,294

Utilities - Other – 2.6%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	$120,000	$88,206
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	250,000	178,315
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	215,000	174,455
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	521,496
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	501,453
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	144,124
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	148,918
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	214,059
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	415,715
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	124,762

		$2,511,503

Water & Sewer Utility Revenue – 2.3%
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	$140,000	$140,704
Massachusetts Water Pollution Abatement, 5.25%, 2028	750,000	800,130
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	600,000	624,504
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	459,424

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$195,000	$174,420

		$2,199,182

Total Municipal Bonds		$147,811,531

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	1,158,509	$1,158,509

Floating Rate Demand Notes – 1.5%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 3/02/09	$500,000	$500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.22%, due 3/02/09	900,000	900,000

Total Floating Rate Demand Notes		$1,400,000

Total Investments		$150,370,040

Other Assets, Less Liabilities – (6.2)%		(5,958,275)

Preferred shares (issued by the fund) – (51.0)%		(48,750,000)

Net assets applicable to common shares – 100.0%		$95,661,765

(a)	Mandatory tender date is earlier than stated maturity date.

(b)	Non-income producing security.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(j)	Crossover refunded bond.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,193,258 representing 1.2% of net assets applicable to common shares.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	$100,000	$92,265
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	360,000	326,624
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	1,000,000	710,060
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	232,276	208,815

Total Restricted Securities			$1,337,764
% of Net Assets applicable to common shares			1.4%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Insurers - continued
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009, in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,158,509	$149,211,531	$—	$150,370,040
Other Financial Instruments	$346,828	$—	$—	$346,828

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$154,472,470

Gross unrealized appreciation	$5,096,265
Gross unrealized depreciation	(16,698,695)

Net unrealized appreciation (depreciation)	$(11,602,430)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/09

Futures contracts outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	128	$15,364,000	Jun-09	$168,552
U.S. Treasury Bond 30 yr (Short)	53	6,537,219	Jun-09	178,276

				$346,828

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,002,457	(1,843,948)	1,158,509

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$341	$1,158,509

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.